Note 28 - Retained earnings, revaluation reserves and other reserves - Restricted reserves (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retained earnings, revaluation reserves and other reserves.
Restricted reserve for retired capital	€ 88,000,000	€ 88,000,000	€ 88,000,000
Restricted reserve for Parent Company shares and loans for those shares	30,000,000	34,000,000	44,000,000
Restricted reserve for redonomination of capital in euro	2,000,000	2,000,000	2,000,000
Restricted Reserves	€ 120,000,000	€ 124,000,000	€ 133,000,000